Income Tax	12 Months Ended
Feb. 28, 2013
Income Tax [Text Block]
10.	Income Tax

Earnings before income taxes and the provision for income taxes consisted of the following for the years ended February 28, 2013, February 29, 2012, and February 28, 2011:

	2013	2012	2011

Earnings before income taxes:
Canada	$1,017,263	$1,797,445	$762,748
United States	(119,307)	(153,484)	(164,167)
Total	$897,956	$1,643,961	$598,851

Provision for income taxes:
Current	$-	$-	$-
Deferred, Canada	306,652	93,103	680,879
Deferred, United States	-	-	-
Total	$306,652	$93,103	$680,879

Income tax computed at statutory tax rates reconciles to the income tax provision, using a 25% (2012 – 26.25%, 2011 – 28.17%) statutory tax rate, as follows:

	2013	2012	2011

Tax at statutory rates at CDN rates	$220,492	$431,540	$168,696
Foreign loss taxed at US rates	(16,690)	(17,894)	(14,356)
Effect of change in statutory rate	-	14,400	19,500
Effect of foreign exchange on loss carry-forwards	(150,732)	(100,346)	204,076
Stock-based compensation	37,979	108,776	471,812
Expiry of loss carry-forwards	-	104,076	16,742
Other items, net	38,652	(23,278)	(4,420)
Change in valuation allowance	176,951	(424,171)	(181,171)
Income tax provision for year	$306,652	$93,103	$680,879

As at February 28, 2013, the Company and its subsidiaries have accumulated net operating losses in the amount of approximately $6.2 million which can be applied against future earnings in Canada and $8.3 million in the United States. The net operating loss carry forward amounts commence to expire in 2025 through 2032.

Significant components of the Company’s deferred tax assets and liabilities are as follows:

	2013	2012

Operating and other losses carried forward	$4,755,713	$4,684,015
Property, plant and equipment	935,074	1,141,065
Trademark and deferred costs	104,716	104,529
Un-realized foreign exchange loss	43,576	39,171
Financing costs	-	-
Total deferred tax assets	5,839,079	5,968,780
Valuation allowance	(3,431,104)	(3,254,153)

Net deferred tax assets	$2,407,975	$2,714,627

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of tax assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company has recognized a valuation allowance for those deferred tax assets for which realization is not more likely than not to occur.

The tax years that remain open to examination by the tax authorities are generally 2008 - 2013. The net operating losses from prior years are subject to adjustment under examination to the extent they remain unutilized in an open year.

There are no uncertain tax positions to recognize at February 28, 2013 and February 29, 2012.